ACCRUALS AND OTHER PAYABLES - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		6 Months Ended
	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Nov. 30, 2021 CNY (¥)
ACCRUALS AND OTHER PAYABLES
Proceeds from non-refundable incentive	$ 1,857	¥ 12,982
Other income			¥ 1,208	¥ 1,201
Proceeds from non refundable payment					¥ 10,000